Note 4 - Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Prepaid Expenses [Text Block]

4. PREPAID EXPENSES

Prepaid expenses consisted of the following at December 31, 2022 and 2021 (in thousands):

	2022	2021
Prepaid services	$202	$523
Prepaid insurance	25	23
Prepaid licenses, software tools and support	15	16
Other prepaid expenses	2	12
	$244	$574

Prepaid services at December 31, 2022 and 2021 include approximately $0.2 million and $0.5 million, respectively, of consulting services paid in shares of stock or warrants to purchase shares of stock in the future.